Schedule of Derivative Liabilities and Changes in Fair Value of Derivative Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance as of beginning of period			$ 9,007,907	$ 1,094,316	$ 1,094,316	$ 1,555,037
Change in fair value of derivative liability	$ 1,970,168	$ 5,271,824	(2,134,953)	$ 5,012,433	6,113,485	(399,066)
Loss from extinguished liability					2,895,140
Conversion to common stock and warrants					(3,149,687)
Initial recognition of debenture warrants					824,427
Initial recognition of new warrants			1,108,817		1,230,226
Balance as of end of the period	7,981,771		7,981,771		9,007,907	1,094,316
Less: Derivative liabilities, short term
Derivative liabilities, long term	$ 7,981,771		$ 7,981,771		9,007,907	1,094,316
Extinguishment of conversion option						$ (61,655)